Operating Lease Liabilities - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Abstract
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Right-of-Use Asset	Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset		$ 377
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current	Operating Lease, Liability, Current
Operating Lease, Liability, Current		$ 377
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total non-current liability	Total non-current liability
Operating Lease, Liability, Noncurrent
Operating Lease, Liability		$ 377